Document and Entity Information	Jan. 09, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001472595
Document Type	8-K/A
Document Period End Date	Jan. 09, 2022
Entity Registrant Name	R1 RCM Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34746
Entity Tax Identification Number	02-0698101
Entity Address, Address Line One	434 W. Ascension Way
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	(312)
Local Phone Number	324-7820
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment supplements Item 9.01 (solely to add additional exhibits) of the Current Report on Form 8-K of R1 RCM Inc., a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) on January 10, 2022 (the “Original Current Report”), in which the Company reported, among other events, the execution of the Transaction Agreement (as defined in the Original Current Report). Item 1.01, Item 2.02, Item 7.01 and Item 8.01 of the Original Current Report remain unchanged. Interested parties should refer to the Original Current Report for Item 1.01, Item 2.02, Item 7.01 and Item 8.01 and the prior exhibits filed pursuant to Item 9.01.